Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets:
Loans to and interest receivables from investees (Note 13)	$ 332,971	$ 102,708
FVO Loan Investment (Note 20)	121,131
Secured loan to a founder of a related party	80,000	80,000
Prepayments to investees	51,008	89,163
Rental and other operation deposits	28,190	9,842
Amounts deposited by Weibo users	34,912	30,631
Content fees and revenue share	17,992	14,769
Advertising and marketing fees	5,124	4,742
Deductible value added tax	9,127	10,304
Others	15,433	20,276
Prepaid expenses and other current assets	$ 695,888	$ 362,435